S000066241 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	75 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.40%	(1.35%)	4.77%
Performance Inception Date				Oct. 01, 2019
Institutional Class Shares | MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	9.49%
Institutional Class Shares | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	9.74%
Institutional Class Shares | MSCI EAFE Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.00%	2.74%	6.58%
Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.03%	(1.73%)	4.34%
Performance Inception Date				Oct. 01, 2019
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.15%	(1.67%)	4.39%
Performance Inception Date				Oct. 01, 2019
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	(1.25%)	3.44%
Performance Inception Date				Oct. 01, 2019
Investor Class Shares | MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	9.49%
Investor Class Shares | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	9.74%
Investor Class Shares | MSCI EAFE Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.00%	2.74%	6.58%

[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.